Operating lease obligations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [abstract]
Total minimum lease payments under operating leases	€ 4,799	€ 4,302	€ 4,020